Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	4,702	$ 129,017
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	11,110	127,436
PGIM QMA Commodity Strategies Fund (Class R6)	8,008	76,714
PGIM QMA Emerging Markets Equity Fund (Class R6)	18,361	204,539
PGIM QMA International Developed Markets Index Fund (Class R6)	48,466	589,341
PGIM QMA Large-Cap Core Equity Fund (Class R6)	45,857	719,041
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	20,862	229,485
PGIM QMA US Broad Market Index Fund (Class R6)	29,511	410,199
PGIM Total Return Bond Fund (Class R6)	5,175	77,728

Total Long-Term Investments (cost $2,439,294)		2,563,500

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $30,255)	30,255	30,255

TOTAL INVESTMENTS 101.1% (cost $2,469,549)(w)		2,593,755
Liabilities in excess of other assets (1.1)%		(27,399)

Net Assets 100.0%		$ 2,566,356

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds